Note 21 - Common Shares and Dividends	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

21. COMMON SHARES AND DIVIDENDS

Common Shares

As a result of the issuance of restricted shares to employees, former employees, officers, executive officers, directors and consultants during the years ended December 31, 2014, 2013 and 2012, the Company’s share capital was increased by approximately 45,101,260 shares, 40 shares and 3 shares, respectively (refer to Note 20).

As a result of the issuance of shares to various vendors and related parties to settle outstanding invoices or true up clauses during the year ended December 31, 2014, 2013 and 2012 the Company’s share capital was increased by approximately 115,102,465 shares and 187 and 10 shares respectively (refer to Note 12).

As a result of the issuance of shares for warrants exercised during the year ended December 31, 2014 and 2013, the Company’s share capital was increased by approximately 894,633 and 11 shares, respectively (refer to Note 22).

As a result of the issuance of shares to Piraeus Bank to settle outstanding loan obligations during the year ended December 31, 2013, the Company’s share capital was increased by approximately 42 shares (refer to Note 15).

As a result of the issuance of shares to Good Faith to settle outstanding loan obligations during the year ended December 31, 2013, the Company’s share capital was increased by approximately 15 shares (refer to Note 16).

As a result of the issuance of shares to Tiger Equity Partners LTD to settle outstanding loan obligations during the year ended December 31, 2013, the Company’s share capital was increased by approximately 85 shares (refer to Note 16).

As a result of the issuance of shares to New Coal Holding LLC to settle outstanding loan obligations during the year ended December 31, 2013, the Company’s share capital was increased by approximately 10 shares (refer to Note 15).

As a result of the issuance of shares to Dominion Capital L.L.C in relation to finance expenses derived from the debenture during the year ended December 31, 2013, the Company’s share capital was increased by approximately 1 share (refer to Note 16).

As a result of the Settlement Agreements with Hanover during the year ended December 31, 2014 and 2013, the Company’s share capital was increased by approximately 768,682 and 156 shares, respectively (refer to Note 14).

In relation to payments for both VAG and VPP acquisitions and related true up clauses during the year ended December 31, 2014 and 2013, the Company’s share capital was increased by approximately 27,009,348 and 357 shares, respectively (refer to Notes 5 and 16).

In relation to payments for convertible notes and related true up clauses during the year ended December 31, 2014, the Company’s share capital was increased by approximately 89,426,125 (refer to Notes 16).

In relation to advances for coal property during the year ended December 31, 2013, the Company’s share capital was increased by approximately 45 shares (refer to Notes 5).

As a result of the issuance of shares to Prime to settle outstanding lease obligations during the year ended December 31, 2012, the Company’s share capital was increased by approximately 98 shares (refer to Note 16).

As a result of the issuance of shares to Focus Maritime Corp. to settle outstanding 7% Notes during the year ended December 31, 2012, the Company’s share capital was increased by approximately 236 shares (refer to Note 16).

As a result of a joint venture arrangement that was entered into on April 2012, the Company’s share capital was increased by approximately 1 share (refer to Note 6).

As a result of the agreement that NewLead entered into with Lemissoler (refer to Note 16), the Company’s share capital was increased by approximately 1 share and 1 share, which were issued in January 2012 and in January 2011, respectively.

As of December 31, 2014, the Company has reserved 690,547,557 shares for the conversion of notes and liabilities outstanding as short term and long term.

Preference Shares

On March 4, 2014 (the “Effective Date”), the Company entered into a Share Subscription Agreement (the “SSA”) with Ironridge Global IV, Ltd. (“Ironridge”), and other related transaction documents, as defined therein related to the issuance of $25,000 in convertible, including Series A Preference Shares (the “Preference Shares”), Promissory Notes and an Irrevocable Letter of Instruction dated March 4, 2014 (together the “Transaction Documents”). The consideration for issuance of the Preference Shares consisted partially of cash and the balance was paid through the issuance of a series of promissory notes in Company’s favor, the repayment of which was expected to commence approximately 90 days after closing, subject to certain conditions, with nine monthly installments thereafter, in accordance with the provisions of the Agreement. The promissory notes bore interest at a rate of 1.0% per annum. Pursuant to the Certificate of Designations with respect to the Preference Shares (the “Certificate of Designations”), the Preference Shares accrued cumulative dividends at a rate equal to 10.75% per annum, subject to adjustment as provided in the Certificate of Designations. The dividends were payable in cash or Company’s common shares (the “Common Shares”) at the Company’s option and upon conversion of the Preference Shares, such dividends have a guaranteed amount equivalent to dividend, meaning that Ironridge would be entitled to for the period of seven years after the Effective Date. The Certificate of Designations also provides that, immediately upon the Effective Date, Ironridge has the right to convert the Preference Shares into Common Shares at a price of $25,000 per Common Share, subject to adjustment as set forth in the Certificate of Designations, provided the respective promissory note given as consideration for the issuance of the Preference Shares to be converted has been paid. On or after seven years from the Effective Date, the Company had the right to redeem the Preference Shares at the liquidation value of $10,000 per share (the “Liquidation Value”), plus accrued and unpaid dividends thereon. Prior to such time, the Company could redeem the Preference Shares at the Liquidation Value plus the guaranteed dividends amounts, less any dividends paid (the “Early Redemption Price”). Upon certain liquidation events occurring prior to the seven year anniversary of the Effective Date, the Company would redeem the Preference Shares at the Early Redemption Price. The Company received partial consideration of $2,500 in cash at the closing of the transaction. The preference shares did not have any voting rights. Series A Preference Shares and its guaranteed dividend is related to equity classified preference shares. The Company issued 2,750 shares of its designated Series A Preference Shares to Ironridge Global IV Ltd, for the purchase amount of $25,000. The Series A Preference Shares were redeemable at Company’s election within seven years at a price equal to $10,000 per share. The holder of the preference shares shall have the right to convert the shares of preference shares into common stock prior to the scheduled maturity dates at a price of $25,000 per share of common stock. Ironridge converted 750 preference shares into common shares.

During 2014, the Company issued 31,149,301 common shares in relation to the conversion of preference shares and payment of the guaranteed dividend amount. The fair value of the shares issued for the guaranteed dividend amount is $35,052.

On December 11, 2014, the Company and Ironridge signed a settlement agreement and release (the “Settlement Agreement and Release”) whereupon in the same instance the Transaction Documents were terminated and have no further force and effect. As a result, the Notes were cancelled with no further force and effect, any share reserve accounts previously requested by Ironridge were cancelled, and the unconverted preference shares were surrendered by Ironridge.

Dividends

During the years ended December 31, 2014, 2013, and 2012, the Company did not pay dividends as a result of the decision in September 2008 by the board of directors to suspend the payment of cash dividends. In addition, certain of the Company’s debt agreements contain covenants that limit its ability to pay dividends or prohibit the Company from paying dividends without the lender’s consent.

During the year ended December 31, 2014, the Company paid dividends for preference shares as a result of the Ironridge conversion of preference shares. The dividends were paid in common shares and accounted for as stock dividends.

Alteration of share capital

On October 17, 2013 and on December 6, 2013, a 1 for15 and a 1 for 3 reverse stock splits of Company’s common shares were effected respectively, after the approval by our Board of Directors and by written consent of the majority of its shareholders. The reverse stock splits consolidated every fifteen common shares and every three common shares respectively into one common share with par value of $0.01 per share. In addition, on March 6, 2014, consolidation of the Company’s common shares was effected at a ratio of a 1 for 10 after the approval by our Board of Directors and by written consent of the majority of its shareholders. Every ten common shares were consolidated into one common share, with a par value of $0.10 per share. In addition, on May 15, 2014 consolidation of the Company’s common shares was effected at a ratio of 1 for 50 after the approval by our Board of Directors and by written consent of the majority of its shareholders such that every 50 common shares of par value $0.10 per share were consolidated into one common share of par value of $5.00 per share. By the approval of our Board of Directors and by written consent of the majority of its shareholders, a reduction of issued share capital was effected by way of cancelling paid-up share capital to the extent of $4.99 on each issued common share, so that the par value of the common shares be reduced to $0.01; such being effective as of June 14, 2014. In addition, on July 15, 2014 consolidation of the Company’s common shares was effected at a ratio of 1 for 50 after the approval by our Board of Directors and by written consent of the majority of its shareholders. Every 50 common shares of par value of $0.01 were consolidated into one common share of par value of $0.50 per share. By the approval of our Board of Directors and by written consent of the majority of its shareholders, on October 24, 2014, a reduction in the par value of the common shares was effected from $0.50 to $0.01 by way cancelling paid-up share capital to the extent of $0.49 on each issued common share. There can be no assurance that the Company will not undertake further reverse splits or consolidations of its common shares subsequent to the filing of this report. With respect to the underlying common shares associated with share options and any derivative securities, such as warrants and convertible notes, as may be required by such securities where applicable, the conversion and exercise prices and number of common shares issued have been adjusted retrospectively in accordance to the 1:15 ratio, 1:3 ratio, 1:10 ratio, 1:50 ratio and 1:50 ratio for all periods presented. Due to such alterations in the Company's share capital numbers of common shares, earnings per share, common shares issuable upon conversion or exercise of convertible notes, warrants and share options have been adjusted retrospectively as well, where applicable. The accompanying consolidated financial statements for the years ended December 31, 2014, 2013 and 2012 including the notes to financial statements reflect these aforementioned alterations of share capital.